Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000001420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000001420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000001420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000001420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000001421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001421 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001421 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000001421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000001421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000001421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000193208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193208 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000193208 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193208 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000193208 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000118268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000118268 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000118268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000118268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000118268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000118268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000118268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000118268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000118268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000118268 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000118268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000118268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
c000254164 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
c000254164 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
c000254164 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
c000254164 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
c000254164 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
c000254164 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
c000254164 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
c000254164 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.70%
c000254164 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
c000254164 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
c000254164 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c000254164 | India
Holdings [Line Items]
Percent of Net Asset Value	96.40%
c000254164 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254165 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254165 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254165 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254165 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000254165 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000254165 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254165 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254165 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000254165 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254165 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254165 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254165 | India
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000254165 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254163 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254163 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000254163 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254163 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000254163 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000254163 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254163 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254163 | Financials
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000254163 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254163 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254163 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254163 | India
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000254163 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%